Warrant liability	12 Months Ended
Dec. 31, 2022
Warrant Liability
Warrant liability

9.	Warrant liability

In connection with the registered direct offering private placement completed during the year ended December 31, 2021, the Company issued a total of 7,923,077 warrants exercisable at US$0.80 per share. The fair value of these warrants on issuance was $2,371,174, valued using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	0.53%
Expected life of warrants	3.00 years
Expected annualized volatility	72.42%
Dividend	Nil
Forfeiture rate	0%

The fair value is recorded as a derivative financial liability as these warrants are exercisable in US dollars, differing from the Company’s functional currency. The change in fair value resulted in an unrealized gain of $520,503 (December 31, 2021 - $1,747,884) and is recognized in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2022. The fair value warrants were re-valued at period end using the Black-Scholes option-pricing model with the following assumptions:

	December 31, 2022	December 31, 2021
Risk-free interest rate	3.99%	0.95%
Expected life of warrants	1.21 years	2.21 years
Expected annualized volatility	69.83%	78.39%
Dividend	Nil	Nil
Forfeiture rate	0%	0%